ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 26.3%
	ALTERNATIVE DIVERSIFIERS — 26.3%
3,106,629	GMO Equity Dislocation Investment Fund - Class A1	$66,015,856
566,139	Lazard Rathmore Alternative Fund - Class E* [1]	62,687,944
1,314,440	Wilshire Bridgewater Managed Alpha (Ireland) Fund* 1 2 3	133,111,103
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $263,729,786)	261,814,903
	OPEN-END MUTUAL FUNDS — 47.5%
	ALTERNATIVE DIVERSIFIERS — 10.6%
5,323,220	BlackRock Event Driven Equity Fund - Institutional Shares	53,232,199
5,097,552	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	52,657,709
		105,889,908
	CORE/ALTERNATIVE DIVERSIFIERS — 36.9%
9,767,748	GMO Benchmark-Free Allocation Fund - Class IV3 4	251,226,497
5,722,954	JPMorgan Global Allocation Fund - Class R6	116,061,503
		367,288,000
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $451,374,735)	473,177,908
	EXCHANGE-TRADED FUND — 6.0%
	REAL ASSET — 6.0%
1,215,646	iShares Gold Trust*	60,186,633
	TOTAL EXCHANGE-TRADED FUND
	(Cost $41,142,446)	60,186,633
	PRIVATE FUNDS[5] — 13.0%
	ALTERNATIVE DIVERSIFIERS — 13.0%
	Elliott Associates, LP* [6]	59,644,642
32,213	Millennium International, Ltd. - Class GG* [7]	70,213,396
	TOTAL PRIVATE FUNDS
	(Cost $86,523,939)	129,858,038
	SHORT-TERM INVESTMENT — 5.8%
57,726,214	JPMorgan Prime Money Market Fund - Institutional Shares, 4.46%[8]	57,749,305
	TOTAL SHORT-TERM INVESTMENT
	(Cost $57,748,145)	57,749,305

	TOTAL INVESTMENTS — 98.6%
	(Cost $900,519,051)	982,786,787
	Other assets less liabilities — 1.4%	13,545,997
	TOTAL NET ASSETS — 100.0%	$996,332,784

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	The investment was acquired on 10/2/2024. The cost is $143,706,711.
[3]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2024, the aggregate fair value of these investments is $129,858,038 or 13.0% of the Fund's net assets.
[6]	The investment was acquired on 1/2/2020. The cost is $47,168,000.
[7]	The investment was acquired on 1/1/2020. The cost is $39,355,939 or $1,222 per share.
[8]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 24.6%
	BELGIUM — 0.0%[1]
6,202	KBC Group N.V.	$478,852

	BERMUDA — 0.1%
11,507	Arch Capital Group Ltd.	1,062,671

	BRAZIL — 0.0%[1]
4,831	Telefonica Brasil S.A. - ADR	36,474
5,938	TIM S.A. - ADR	69,831
		106,305
	CANADA — 0.1%
4,984	Agnico Eagle Mines Ltd.	389,799
7,143	TFI International, Inc.	965,220
		1,355,019
	CAYMAN ISLANDS — 0.2%
1,059	Li Auto, Inc. - ADR* [2]	25,405
39,543	Tencent Holdings Ltd.	2,110,522
11,029	Trip.com Group Ltd. - ADR*	757,251
		2,893,178
	CHINA — 0.1%
251,000	China Shenhua Energy Co., Ltd.	1,082,767

	DENMARK — 0.2%
15,800	AP Moller - Maersk A/S - ADR	129,718
124	AP Moller - Maersk A/S - Class B	206,306
7,235	DSV A/S	1,540,807
11,776	Novo Nordisk A/S - ADR	1,012,972
		2,889,803
	FRANCE — 0.9%
3,379	Alstom S.A.*	75,396
15,049	Canal+ S.A.*	38,245
6,379	Capgemini S.E.	1,041,867
34,571	Dassault Systemes S.E.	1,196,293
542	L'Oreal S.A.	191,870
15,049	Louis Hachette Group*	23,539
3,193	LVMH Moet Hennessy Louis Vuitton S.E.	2,100,334
15,799	Publicis Groupe S.A.	1,681,956
25,829	Safran S.A.	5,659,331
15,049	Vivendi S.E.	39,801
		12,048,632

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 0.7%
6,430	Allianz S.E.	$1,976,345
7,790	Knorr-Bremse A.G.	565,410
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	600,934
1,905	Rheinmetall A.G.	1,217,120
20,054	SAP S.E.	4,932,768
		9,292,577
	GUERNSEY — 0.1%
7,861	Amdocs Ltd.	669,286

	HONG KONG — 0.0%[1]
92,000	China Merchants Port Holdings Co., Ltd.	163,623

	INDIA — 0.2%
21,539	Axis Bank Ltd.	1,336,163
37,275	Dr Reddy's Laboratories Ltd. - ADR[2]	588,572
51,898	Infosys Ltd. - ADR[2]	1,137,604
		3,062,339
	IRELAND — 0.5%
15,198	Accenture PLC - Class A	5,346,504
5,610	Flutter Entertainment PLC*	1,450,604
		6,797,108
	ISRAEL — 0.1%
1,563	Elbit Systems Ltd.[2]	403,363
2,571	Nice Ltd. - ADR*	436,659
800	Wix.com Ltd.*	171,640
		1,011,662
	JAPAN — 0.6%
13,100	Aisin Corp.	146,356
4,200	Bandai Namco Holdings, Inc.	100,150
25,113	FUJIFILM Holdings Corp.	519,578
10,000	Itochu Corp.	491,744
3,425	Keyence Corp.	1,392,165
55,300	MS&AD Insurance Group Holdings, Inc.	1,194,343
87,200	Nippon Steel Corp.	1,752,339
319,200	Nippon Telegraph & Telephone Corp.	318,837
170	Shin-Etsu Chemical Co., Ltd.	5,599
80,200	Sony Group Corp.	1,690,260
2,600	Subaru Corp.	46,198
		7,657,569

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA — 0.1%
10,042	KB Financial Group, Inc.	$565,475

	NETHERLANDS — 0.2%
12,589	AerCap Holdings N.V.	1,204,767
2,036	ASML Holding N.V.	1,426,085
15,049	Havas N.V.*	25,291
558	QIAGEN N.V.*	25,012
26,303	Stellantis N.V.[2]	343,254
		3,024,409
	NORWAY — 0.0%[1]
2,585	Yara International A.S.A.	68,430

	SINGAPORE — 0.2%
28,836	Flex Ltd.*	1,107,014
484,200	Singapore Telecommunications Ltd.	1,090,819
		2,197,833
	SOUTH KOREA — 0.0%[1]
2	POSCO Holdings, Inc. - ADR	87
1	Woori Financial Group, Inc. - ADR	31
		118
	SPAIN — 0.2%
14,833	Amadeus IT Group S.A.	1,046,976
20,566	Industria de Diseno Textil S.A.	1,053,472
		2,100,448
	SWEDEN — 0.1%
58,096	Volvo A.B. - B Shares	1,411,859

	SWITZERLAND — 0.6%
5,410	Garmin Ltd.	1,115,866
13,702	Holcim A.G.	1,319,297
29,703	Nestle S.A.	2,436,929
15,043	Novartis A.G.	1,464,546
6,058	Roche Holding A.G.	1,693,858
227	Zurich Insurance Group A.G.	135,012
		8,165,508
	TAIWAN — 0.9%
32,660	MediaTek, Inc.	1,404,045
235,225	Taiwan Semiconductor Manufacturing Co., Ltd.	7,644,825
12,208	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,410,958
66,650	United Microelectronics Corp. - ADR[2]	432,558
		11,892,386

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TURKEY — 0.0%[1]
40,219	Turkcell Iletisim Hizmetleri AS - ADR	$261,826

	UNITED KINGDOM — 1.7%
10,939	AstraZeneca PLC	1,426,223
1	AstraZeneca PLC - ADR	65
40,159	British American Tobacco PLC	1,449,127
123,283	Compass Group PLC	4,102,049
50,312	Diageo PLC	1,598,806
806,384	Haleon PLC	3,802,224
11,952	London Stock Exchange Group PLC	1,687,084
37,899	Shell PLC	1,181,350
100,663	Unilever PLC	5,719,735
23,896	Vodafone Group PLC - ADR	202,877
		21,169,540
	UNITED STATES — 16.8%
45,038	Abbott Laboratories[2]	5,094,248
7,272	Adtalem Global Education, Inc.*	660,661
10,854	Aflac, Inc.	1,122,738
49,816	Alphabet, Inc. - Class A	9,430,169
25,754	Alphabet, Inc. - Class C	4,904,592
39,560	Amazon.com, Inc.*	8,679,068
4,976	American Express Co.	1,476,827
64,989	Apple, Inc.	16,274,545
7,076	Ares Management Corp. - Class A	1,252,664
12,293	Arista Networks, Inc.*	1,358,745
417	Atmos Energy Corp.	58,076
1,608	Bio-Rad Laboratories, Inc. - Class A*	528,244
15,132	Boston Scientific Corp.*	1,351,590
4,952	Broadcom, Inc.	1,148,072
6,008	Cencora, Inc.	1,349,877
1,635	Chemed Corp.	866,223
5,174	Church & Dwight Co., Inc.	541,770
7,889	Cigna Group	2,178,468
11,399	Cisco Systems, Inc.	674,821
595	Civitas Resources, Inc.[2]	27,293
5,859	CNX Resources Corp.* [2]	214,850
52,556	Coca-Cola Co.	3,272,137
14,262	Constellation Brands, Inc. - Class A	3,151,902
3,020	Constellation Energy Corp.	675,604
2,172	Corpay, Inc.*	735,048
1,551	Costco Wholesale Corp.	1,421,135
5,033	Devon Energy Corp.	164,730

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,636	Dolby Laboratories, Inc. - Class A	$440,172
883	DT Midstream, Inc.	87,797
13,525	Elevance Health, Inc.	4,989,373
6,852	Eli Lilly & Co.	5,289,744
1,691	Equinix, Inc. - REIT	1,594,427
18,932	Equitable Holdings, Inc.	893,022
2,810	Exelixis, Inc.*	93,573
4,786	Expeditors International of Washington, Inc.	530,145
3,118	Gartner, Inc.*	1,510,577
5,843	GoDaddy, Inc.*	1,153,233
10,821	Hilton Worldwide Holdings, Inc.	2,674,518
146	Home Depot, Inc.	56,793
12	Humana, Inc.	3,045
3,900	Interactive Brokers Group, Inc. - Class A	689,013
6,116	Intuitive Surgical, Inc.*	3,192,307
9,874	Jabil, Inc.[2]	1,420,869
33,916	Johnson & Johnson	4,904,932
7,887	KKR & Co., Inc.	1,166,566
2,885	KLA Corp.	1,817,896
47,508	Lam Research Corp.	3,431,503
2,653	Lancaster Colony Corp.	459,340
6,724	Lennar Corp. - Class A	916,952
3,907	Marriott International, Inc. - Class A	1,089,819
12,874	Marvell Technology, Inc.	1,421,933
4,647	Mastercard, Inc. - Class A	2,446,971
561	Matador Resources Co.	31,562
842	McCormick & Co., Inc.	64,194
566	McDonald's Corp.	164,078
36,925	Merck & Co., Inc.	3,673,299
13,316	Meta Platforms, Inc. - Class A	7,796,651
42,507	Microsoft Corp.	17,916,701
750	Monster Beverage Corp.*	39,420
2,548	Motorola Solutions, Inc.	1,177,762
5,953	Nasdaq, Inc.	460,226
1,657	Netflix, Inc.*	1,476,917
29,366	NVIDIA Corp.	3,943,560
38	NVR, Inc.*	310,798
11,346	ONEOK, Inc.[2]	1,139,138
34,741	Oracle Corp.	5,789,240
859	O'Reilly Automotive, Inc.*	1,018,602
29,731	Otis Worldwide Corp.	2,753,388

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
12,144	Ovintiv, Inc.	$491,832
13,630	Philip Morris International, Inc.	1,640,371
5,113	Procter & Gamble Co.	857,194
13,596	Quest Diagnostics, Inc.	2,051,093
5,342	Republic Services, Inc.	1,074,704
3,545	Royal Gold, Inc.[2]	467,408
3,103	S&P Global, Inc.	1,545,387
12,738	Salesforce, Inc.	4,258,696
49	Seaboard Corp.	119,053
2,385	Stryker Corp.	858,719
2,249	Synopsys, Inc.*	1,091,575
5,578	Targa Resources Corp.	995,673
24,517	Texas Instruments, Inc.	4,597,183
6,305	Thermo Fisher Scientific, Inc.	3,280,050
20,314	TJX Cos., Inc.	2,454,134
4,204	T-Mobile US, Inc.	927,949
6,530	Tradeweb Markets, Inc. - Class A	854,908
69,910	U.S. Bancorp[2]	3,343,795
19,419	U.S. Foods Holding Corp.*	1,310,006
9,191	Uber Technologies, Inc.*	554,401
3,900	United Therapeutics Corp.*	1,376,076
15,468	UnitedHealth Group, Inc.	7,824,642
21,321	Visa, Inc. - Class A2	6,738,289
21,235	Walmart, Inc.	1,918,582
69,908	Wells Fargo & Co.	4,910,338
8,937	Welltower, Inc. - REIT	1,126,330
13,974	Werner Enterprises, Inc.	501,946
		215,814,487
	TOTAL COMMON STOCKS
	(Cost $216,644,899)	317,243,710

	EXCHANGE-TRADED FUNDS — 11.0%
612,100	iShares MSCI Global Min Vol Factor ETF	66,841,320
2,560,111	Schwab Fundamental Emerging Markets Equity ETF[2]	74,371,225
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $112,680,084)	141,212,545

	FOREIGN COLLECTIVE INVESTMENT FUND — 5.1%
3,097,325	GMO Equity Dislocation Investment Fund - Class A3	65,818,172
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $64,555,769)	65,818,172

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 40.8%
2,896,301	AQR Large Cap Defensive Style Fund - Class R6	$58,476,309
2,553,955	Baillie Gifford Emerging Markets Equities Fund - Class K	48,959,324
12,827,077	GMO Quality Fund - Class VI4 5	418,162,712
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $391,751,848)	525,598,345

	PRIVATE FUNDS[6] — 12.7%
	RIEF Strategic Partners Fund LLC* [7]	109,752,678
	Viking Global Equities LP* [8]	54,071,039
	TOTAL PRIVATE FUNDS
	(Cost $119,015,336)	163,823,717

	SHORT-TERM INVESTMENTS — 5.5%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 1.0%
	Collateral Investments	12,555,263

	MONEY MARKET FUND — 4.5%
57,984,117	JPMorgan Prime Money Market Fund - Institutional Shares, 4.46%[9]	58,007,310
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $70,554,045)	70,562,573

	TOTAL INVESTMENTS — 99.7%
	(Cost $975,201,981)	1,284,259,062
	Other assets less liabilities — 0.3%	3,954,445
	TOTAL NET ASSETS — 100.0%	$1,288,213,507

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $20,156,993.
[3]	Domiciled in Ireland.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Fund primarily invests in global equities.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2024, the aggregate fair value of these investments is $163,823,717 or 12.7% of the Fund's net assets.
[7]	The investment was acquired on 7/2/2018. The cost is $69,015,336.
[8]	The investment was acquired on 12/1/2023. The cost is $50,000,000.
[9]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 72.9%
	ALABAMA — 2.4%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,728,994
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	383,246
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,001,445
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,000,412
500,000	3.97% (SIFMA Municipal Swap Index Yield+ 35 basis points), 10/1/2052, Call 09/1/2026[2]	486,307
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,049,230
500,000	4.27% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	483,529
1,000,000	5.25%, 05/1/2055, Call 06/1/2032[1]	1,066,451
1,000,000	5.00%, 05/1/2055, Call 04/1/2031[1]	1,056,651
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,109,613
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,066,823
875,000	5.00%, 11/15/2037, Call 11/15/2032	930,593
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,054,492
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,125,796
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,481,183
	Mobile County Industrial Development Authority
1,500,000	5.00%, 06/1/2054, Call 06/20/2034[3]	1,522,582
1,000,000	4.75%, 12/1/2054, Call 12/1/2034[3]	968,837
	Southeast Alabama Gas Supply District
1,000,000	5.00%, 06/1/2049, Call 02/1/2032[1]	1,064,039
2,000,000	5.00%, 08/1/2054, Call 01/1/2032[1]	2,119,163
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	790,299
1,500,000	5.00%, 11/1/2035, Call 11/1/2034	1,556,152
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,580,109

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ALABAMA (Continued)
$585,000	5.00%, 10/1/2055, Call 08/1/2032[1]	$622,299
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,020,568
		30,268,813
	ARIZONA — 0.9%
	Arizona Industrial Development Authority
605,000	4.00%, 03/1/2027[4]	598,186
600,000	4.00%, 07/1/2041, Call 07/1/2026	558,145
1,000,000	4.00%, 07/1/2061, Call 07/1/2026	846,045
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	149,321
1,625,000	Chandler Industrial Development Authority, 4.00%, 06/1/2049, Call 02/1/20291 3	1,629,367
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	996,558
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	678,829
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	657,295
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 02/3/2025[4]	335,963
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,000,869
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	120,910
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	410,582
625,000	0.88%, 06/1/2043[1]	590,155
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,122,649
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	793,272
		11,488,146
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
2,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	2,706,666
500,000	5.45%, 09/1/2052, Call 09/1/2025[3]	515,916
		3,222,582
	CALIFORNIA — 6.0%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,121,495
1,000,000	Bay Area Toll Authority, 4.87% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,004,967
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	1,029,920
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	501,902

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	$2,224,989
750,000	4.67% (SOFR Rate+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	749,010
1,000,000	4.99% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,011,418
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,062,814
875,000	5.00%, 02/1/2055, Call 08/1/2032[1]	933,210
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	869,545
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	87,658
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	158,504
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,704,746
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,079,355
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 02/3/2025	905,154
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,016,940
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	50,047
850,000	5.00%, 06/1/2046, Call 06/1/2026	852,623
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	951,702
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20253 4	1,002,136
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	50,566
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	651,901
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,014,417
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	101,132
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	901,042
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 02/3/2025	1,500,181
1,000,000	5.50%, 12/1/2054, Call 02/3/2025	1,000,171
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	1,028,691
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	201,069
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	501,332
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,012,442
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,552,708
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,114,960
1,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	1,024,532
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[3]	1,028,637
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[3]	779,928
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,894,499

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 02/3/2025	$650,382
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	863,348
1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,461,903
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,389,006
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	520,117
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	318,606
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,006,319
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 01/21/2025	905,146
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	1,030,125
1,000,000	Los Angeles Unified School District, 4.00%, 07/1/2049, Call 01/1/2035	1,002,170
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	367,753
750,000	Palo Alto Unified School District, 3.25%, 08/1/2042, Call 08/1/2030	691,064
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,689,488
1,135,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,179,963
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	1,011,088
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 02/3/2025	1,001,095
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	769,401
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,615,444
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,038,016
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,728,456
2,430,000	San Diego County Regional Airport Authority, 5.00%, 07/1/2048, Call 07/1/2033[3]	2,538,436
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,114,143
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	624,372
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,034,910
	San Francisco City & County Airport Comm-San Francisco International Airport
1,125,000	5.25%, 05/1/2041, Call 05/1/2034[3]	1,226,376
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[3]	1,520,311
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	333,712
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	417,772

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 02/3/2025	$1,000,077
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	587,270
1,390,000	5.00%, 11/1/2033	1,468,733
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,087,999
	State of California
250,000	4.00%, 08/1/2038, Call 08/1/2026	250,620
500,000	5.00%, 09/1/2041, Call 09/1/2031	544,883
1,000,000	5.00%, 04/1/2047, Call 04/1/2032	1,082,329
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	105,289
500,000	Yosemite Community College District, 0.00%, 08/1/2042	422,762
		74,275,227
	COLORADO — 3.6%
985,000	Aerotropolis Regional Transportation Authority, 5.00%, 12/1/2051, Call 02/3/2025	928,564
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 02/3/2025	437,042
1,500,000	Canyons Metropolitan District No. 5, BAM, 5.25%, 12/1/2059, Call 12/1/2034	1,617,603
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	588,365
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,012,215
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,106,047
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,121,516
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,023,581
1,000,000	City & County of Denver Co. Airport System Revenue, 5.00%, 11/15/2047, Call 11/15/2032[3]	1,037,213
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	503,608
445,000	4.75%, 04/1/2030, Call 02/3/2025	445,245
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	461,838
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	426,146
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
95,000	5.00%, 08/15/2034, Call 02/3/2025	95,217
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,044,280
500,000	4.00%, 10/1/2039, Call 02/3/2025	467,068
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	506,045
500,000	5.00%, 06/1/2036, Call 06/1/2027	523,453

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	4.00%, 08/1/2039, Call 08/1/2029	$977,495
500,000	8.00%, 08/1/2043, Call 02/3/2025[5]	327,115
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,961,793
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,004,546
750,000	4.00%, 11/15/2048, Call 05/15/2028	718,426
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,792,807
500,000	4.00%, 05/15/2052, Call 05/15/2032	479,040
500,000	5.25%, 11/1/2052, Call 11/1/2032	532,139
2,000,000	5.00%, 05/15/2054, Call 05/15/2032	2,102,910
930,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	910,190
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 01/24/2025	468,223
1,060,000	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	609,364
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	507,727
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 02/3/2025	1,470,105
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	537,239
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	393,466
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[4]	500,193
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,841,680
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	776,251
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 02/3/2025	964,784
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	434,919
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,080,478
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,749,453
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	128,470
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	861,787
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	575,021
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,092,481
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,027,355
		45,170,503
	CONNECTICUT — 0.5%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 02/3/2025[3]	500,125
	Connecticut State Health & Educational Facilities Authority
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,413,376
2,000,000	3.65%, 07/1/2042, Call 01/3/2025[1]	2,000,000

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	$1,005,573
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,518,152
		6,437,226
	DELAWARE — 0.3%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/3/2025[4]	1,005,662
1,000,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,093,177
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,505,234
		3,604,073
	DISTRICT OF COLUMBIA — 1.3%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,087,338
5,000,000	District of Columbia Tobacco Settlement Financing Corp., 0.00%, 06/15/2046, Call 02/3/2025	1,228,793
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,507,926
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,846,452
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	514,415
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[3]	1,220,512
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[3]	1,712,971
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	746,942
615,000	6.50%, 10/1/2041, Call 10/1/2026	649,852
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,970,853
250,000	Tender Option Bond Trust Receipts/Certificates, 4.05%, 08/1/2063, Call 07/1/20371 4	250,000
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	507,896
875,000	4.00%, 10/1/2036, Call 10/1/2030	883,904
	Washington Metropolitan Area Transit Authority Dedicated Revenue
1,000,000	5.00%, 07/15/2054, Call 07/15/2034	1,063,028
750,000	5.00%, 07/15/2056, Call 07/15/2034	794,245
		15,985,127
	FLORIDA — 6.0%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 02/3/2025	1,335,430
1,230,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 02/3/2025	1,229,960
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	92,699

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
	Capital Trust Agency, Inc.
$200,000	4.38%, 06/15/2027[4]	$197,687
435,000	5.35%, 07/1/2029, Call 02/3/2025	435,445
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	92,096
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 02/3/2025	500,491
500,000	City of Fort Lauderdale, 5.00%, 07/1/2048, Call 07/1/2032	535,124
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	564,112
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	458,197
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	469,347
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,008,425
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,026,455
500,000	County of Bay, 5.00%, 09/1/2043, Call 02/3/2025	500,026
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,122,192
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,005,282
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	968,690
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,372,267
1,750,000	County of Lee Airport Revenue, 5.25%, 10/1/2049, Call 10/1/2034[3]	1,856,283
1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[3]	1,060,108
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	648,042
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	507,481
3,000,000	County of Miami-Dade FL Aviation Revenue, 5.00%, 10/1/2036, Call 10/1/2034[3]	3,221,139
1,000,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	972,643
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,916,134
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,434,514
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	169,611
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	410,487
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	1,006,596
	Florida Development Finance Corp.
1,000,000	12.00%, 07/15/2032, Call 01/14/20251 3 4	1,066,545
750,000	6.25%, 07/1/2034, Call 02/3/2025	750,506
1,000,000	5.00%, 07/1/2041, Call 07/1/2032[3]	977,120
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	827,678
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[3]	1,014,440

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$180,000	5.25%, 06/1/2054, Call 06/1/2034[4]	$180,389
250,000	4.38%, 10/1/2054, Call 07/3/20311 3 4	249,479
2,155,000	8.25%, 07/1/2057, Call 02/3/20251 3 4	2,228,044
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[3]	3,247,782
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	480,324
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 02/3/2025	1,001,449
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 02/3/2025	500,108
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 02/3/2025[3]	1,000,480
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,719,823
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,852,504
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,039,299
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,075,508
	Lake Ashton Community Development District
20,000	5.00%, 05/1/2025	20,049
375,000	5.00%, 05/1/2037, Call 05/1/2025	375,483
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,674,575
	Lakewood Ranch Stewardship District
1,245,000	5.13%, 05/1/2047, Call 05/1/2027[4]	1,252,211
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[4]	848,581
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,066,648
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	516,758
100,000	5.75%, 06/15/2042, Call 02/3/2025[4]	100,014
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,039,682
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,012,433
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	833,816
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 02/3/2025	385,113
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 02/3/2025	1,000,219
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 02/3/2025	630,047
330,000	5.25%, 09/15/2044, Call 02/3/2025	325,752
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	699,021
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,533,322

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$900,000	River Hall Community Development District, 5.63%, 05/1/2055, Call 11/1/2034[4]	$893,881
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,560,870
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	99,515
1,400,000	Tampa Bay Water, 5.25%, 10/1/2054, Call 10/1/2034	1,538,696
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,031,005
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	136,944
445,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 02/3/2025	445,192
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,091,625
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	815,862
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,053,263
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	762,329
		74,071,347
	GEORGIA — 2.3%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[4]	255,085
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,087,018
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	991,351
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	1,969,138
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	412,117
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	924,816
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	512,761
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[4]	487,214
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	895,439
1,000,000	Georgia Housing & Finance Authority, 4.70%, 12/1/2054, Call 06/1/2033	1,003,367
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	803,997
250,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	252,451
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,508,398
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,027,436
1,000,000	5.00%, 05/15/2049	1,063,096
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,359,929

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	$1,483,105
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,041,666
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,047,108
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,114,589
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,098,161
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,060,629
1,000,000	5.00%, 12/1/2054, Call 12/1/2031[1]	1,064,688
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	780,130
200,000	5.00%, 01/1/2056, Call 01/1/2030	205,591
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	1,016,945
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,389,315
		27,855,540
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	237,842

	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,014,211

	IDAHO — 0.1%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 02/3/2025	300,070
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	381,020
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	423,103
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	574,414
		1,678,607
	ILLINOIS — 7.7%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	103,674
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,043,807
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,017,896
180,000	5.00%, 04/1/2037, Call 04/1/2027	182,098
500,000	5.00%, 04/1/2038, Call 04/1/2028	509,126
500,000	5.25%, 12/1/2039, Call 02/3/2025	494,270
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	1,007,438
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	1,983,673
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,132,903
1,000,000	5.00%, 12/1/2046, Call 02/3/2025	977,817
2,000,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,149,060

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Chicago O'Hare International Airport
$40,000	3.88%, 01/1/2032, Call 02/3/2025	$40,001
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	511,147
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	964,363
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,014,243
700,000	4.50%, 01/1/2056, Call 01/1/2031	701,050
1,000,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,048,605
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,531,424
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,531,273
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,985,585
	City of Chicago
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,915,040
500,000	5.50%, 01/1/2040, Call 01/21/2025	500,584
1,150,000	5.00%, 01/1/2044, Call 01/1/2033	1,170,344
1,000,000	5.25%, 01/1/2045, Call 01/1/2033	1,031,445
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/6/2025	665,119
1,650,000	5.00%, 01/1/2039, Call 01/6/2025	1,650,296
625,000	City of Chicago Wastewater Transmission Revenue, NATL, 0.00%, 01/1/2026	603,895
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	760,456
1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	1,337,072
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,255,536
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,077,835
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 02/3/2025	1,999,939
570,000	3.90%, 11/1/2036, Call 11/1/2027	572,697
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	712,527
425,000	5.00%, 08/1/2027	438,175
500,000	5.00%, 08/1/2028, Call 08/1/2027	515,219
670,000	5.00%, 03/1/2033, Call 03/1/2027	684,295
315,000	5.00%, 02/15/2034, Call 02/15/2027	324,008
500,000	5.00%, 03/1/2034, Call 03/1/2027	509,582
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,008,175
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,370,410
225,000	5.00%, 02/15/2037, Call 08/15/2027	227,407
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,696,310

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	4.00%, 07/15/2039, Call 07/15/2031	$999,793
885,000	5.00%, 12/1/2040, Call 06/1/2026	894,869
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	903,117
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,653,170
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,010,707
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,946,595
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,101,483
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,173,452
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,002,538
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,693,679
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,180,246
1,000,000	4.13%, 12/1/2050, Call 12/1/20321 3 4	989,840
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 01/29/2025	3,016,356
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,070,985
625,000	5.00%, 01/1/2040, Call 07/1/2025	627,249
2,000,000	4.00%, 01/1/2046, Call 01/1/2032	1,869,015
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,600,730
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,047,938
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,859,868
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	997,711
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	476,429
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,388,327
530,000	5.00%, 06/15/2057, Call 12/15/2027	536,199
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,937,845
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,011,672
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	773,826
500,000	4.00%, 01/1/2038, Call 01/1/2030	499,710
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	714,902
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,029,374
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,817,735
660,000	5.00%, 03/1/2036, Call 03/1/2031	706,057
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	996,334
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,089,600

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$500,000	5.00%, 03/1/2046, Call 03/1/2031	$519,453
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,004,722
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,506,181
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	596,843
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	1,429,393
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	436,166
250,000	0.00%, 01/1/2032	189,898
665,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	618,725
		95,874,551
	INDIANA — 0.8%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	344,976
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,401,631
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	946,792
1,000,000	3.00%, 11/1/2030	946,792
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,027,945
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,053,176
400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	427,311
670,000	Michigan City School Building Corp., 5.00%, 01/15/2025	670,219
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 02/3/2025[3]	500,945
		9,319,787
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 02/3/2025	1,521,267
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,137,935
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	663,266
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	507,916
		3,830,384
	KANSAS — 0.2%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	617,914

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KANSAS (Continued)
$1,000,000	City of Wichita , 5.88%, 05/15/2050, Call 05/15/2031	$1,005,282
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	992,134
		2,615,330
	KENTUCKY — 0.8%
1,250,000	County of Warren, 5.25%, 04/1/2049, Call 04/1/2034	1,341,366
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	202,843
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,101,504
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	2,008,289
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	781,022
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,598,929
1,500,000	5.00%, 05/15/2052, Call 05/15/2032	1,544,205
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,020,037
		9,598,195
	LOUISIANA — 1.6%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 02/3/2025	1,165,529
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,550,797
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,003,182
470,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	461,352
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,231,212
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,018,326
	Louisiana Public Facilities Authority
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,003,732
885,000	6.50%, 07/1/2036, Call 02/3/20253 4	885,385
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,422,320
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,539,822
1,000,000	5.50%, 09/1/2059, Call 09/1/2034[3]	1,054,002
2,500,000	5.00%, 09/1/2066, Call 09/1/2034[3]	2,515,069
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,064,083
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	522,270
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,508,034
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,286,447
		19,231,562

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE — 0.3%
	Maine Health & Higher Educational Facilities Authority
$1,615,000	5.00%, 07/1/2035, Call 07/1/2027	$1,668,628
1,000,000	5.00%, 07/1/2041, Call 07/1/2026	992,415
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	504,741
500,000	4.00%, 07/1/2039, Call 07/1/2031	501,466
50,000	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY, 5.00%, 07/1/2028, Call 07/1/2027	52,243
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 02/3/2025[3]	501,018
		4,220,511
	MARYLAND — 1.8%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,570,579
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,493,001
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,036,061
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	954,993
1,290,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,373,667
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 02/3/2025	1,600,435
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,013,643
	Maryland Health & Higher Educational Facilities Authority
1,085,000	5.00%, 08/15/2032, Call 02/15/2025	1,087,048
2,700,000	5.00%, 08/15/2038, Call 01/24/2025	2,702,950
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,001,842
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,083,064
500,000	5.00%, 07/1/2045, Call 07/1/2025	500,824
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	952,367
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	937,015
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[3]	977,416
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	963,627
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	968,331
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	982,595
		22,199,458
	MASSACHUSETTS — 0.6%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	485,216
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	492,175
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	120,597
500,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	532,755

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
	Massachusetts Development Finance Agency
$1,000,000	5.00%, 08/15/2045, Call 08/15/2025	$1,003,434
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,008,726
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,271,161
745,000	5.00%, 07/1/2054, Call 01/1/2034	794,959
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,038,333
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	183,622
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 01/24/2025	965,519
		7,896,497
	MICHIGAN — 2.0%
	Great Lakes Water Authority Sewage Disposal System Revenue
1,000,000	5.00%, 07/1/2035, Call 07/1/2026	1,018,653
1,000,000	5.50%, 07/1/2052, Call 07/1/2032	1,082,757
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	436,834
	Michigan Finance Authority
200,000	5.00%, 06/1/2029, Call 02/3/2025	184,095
1,165,000	5.00%, 07/1/2031, Call 02/3/2025	1,166,353
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,004,996
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,004,849
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,333,271
1,000,000	5.00%, 07/1/2039, Call 02/3/2025	1,000,776
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,016,081
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,910,648
950,000	4.00%, 12/1/2047, Call 12/1/2031	899,166
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,030,943
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	929,599
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	943,009
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	946,616
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,060,012
	Michigan State Housing Development Authority
500,000	3.20%, 12/1/2026	497,184
1,250,000	2.13%, 10/1/2036, Call 10/1/2030	978,691
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,067,449
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 02/3/2025	250,180
1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	994,814
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,546,198
		24,303,174
	MINNESOTA — 0.5%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	250,814
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	68,821

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	$1,716,262
	Duluth Economic Development Authority
1,000,000	5.25%, 02/15/2058, Call 02/15/2028	1,020,348
1,000,000	5.00%, 02/15/2058, Call 02/15/2028	1,006,506
1,250,000	Minnesota Agricultural & Economic Development Board, 5.25%, 01/1/2047, Call 01/1/2034	1,359,338
1,000,000	Spring Lake Park Independent School District No. 16, School District Credit Program, 5.00%, 02/1/2028	1,062,013
		6,484,102
	MISSOURI — 0.7%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	70,433
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	641,911
445,000	5.00%, 10/1/2047, Call 10/1/2027	439,968
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,023,447
350,000	4.00%, 11/15/2049, Call 11/15/2027	330,906
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,241,100
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,011,246
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,046,493
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,407,163
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,286,633
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	343,791
		8,843,091
	NEBRASKA — 0.3%
900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	939,440
	Omaha Public Power District
2,000,000	5.25%, 02/1/2052, Call 02/1/2032	2,143,968
750,000	5.50%, 02/1/2054, Call 08/1/2033	828,070
		3,911,478
	NEVADA — 0.8%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	245,429
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 06/15/2025	1,115,565
625,000	Clark County School District, AGM, 5.00%, 06/15/2025	629,988

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
	County of Clark
$500,000	2.10%, 06/1/2031	$437,392
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,571,412
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,032,776
750,000	4.00%, 07/1/2049, Call 07/1/2028	709,634
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,034,171
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,273,475
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	597,675
		9,647,517
	NEW HAMPSHIRE — 0.7%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,021,006
462,025	4.13%, 01/20/2034	458,934
750,000	6.89%, 04/1/2034, Call 01/1/2034[4]	760,773
1,859,706	4.25%, 07/20/2041	1,807,795
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,068,807
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,131,076
215,000	5.00%, 08/1/2037, Call 02/1/2028	221,851
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	943,569
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,080,638
		8,494,449
	NEW JERSEY — 1.9%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	850,253
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	954,240
100,000	5.00%, 07/15/2032, Call 07/15/2027	102,555
500,000	5.00%, 07/1/2033, Call 07/1/2027	506,002
280,000	6.00%, 10/1/2034, Call 02/3/2025[4]	280,215
880,000	5.00%, 06/15/2036, Call 12/15/2026	915,760
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,060,512
350,000	6.30%, 10/1/2049, Call 02/3/2025[4]	350,207
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,177,289
750,000	4.25%, 07/1/2054, Call 07/1/2034	758,613
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	521,024

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	$806,630
	New Jersey Transportation Trust Fund Authority
500,000	5.00%, 06/15/2040, Call 12/15/2030	530,045
1,850,000	5.25%, 06/15/2041, Call 12/15/2034	2,072,436
500,000	4.00%, 06/15/2042, Call 06/15/2032	490,767
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,086,572
805,000	5.00%, 06/15/2044, Call 01/15/2025	805,456
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,340,900
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,900,016
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,026,364
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	373,109
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,666,254
		23,575,219
	NEW MEXICO — 0.1%
700,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 02/3/2025	699,933

	NEW YORK — 6.7%
4,400,000	City of New York, 5.25%, 03/1/2053, Call 03/1/2034	4,778,023
750,000	County of Orange, 2.38%, 06/15/2029, Call 02/3/2025	691,429
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	949,651
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,001,090
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	777,284
	Metropolitan Transportation Authority
1,000,000	5.50%, 11/15/2047, Call 05/15/2034	1,101,100
2,000,000	5.25%, 11/15/2049, Call 05/15/2034	2,147,794
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,876,763
1,845,000	Metropolitan Transportation Authority, BAM, 4.00%, 11/15/2048, Call 05/15/2034	1,753,370
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 02/3/2025	650,183
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	523,777
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,081,165
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,669,593
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,637,564
250,000	New York City Transitional Finance Authority, 5.00%, 05/1/2050, Call 11/1/2034	268,862
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	990,818

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	4.00%, 05/1/2044, Call 11/1/2030	$980,907
415,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	422,456
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,138,593
2,000,000	5.38%, 11/15/2040, Call 01/24/2025[4]	2,001,671
730,000	3.00%, 02/15/2042, Call 02/15/2030	602,092
1,500,000	5.00%, 11/15/2044, Call 01/24/2025[4]	1,500,865
1,500,000	7.25%, 11/15/2044, Call 01/24/2025[4]	1,501,738
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	797,673
	New York Power Authority
615,000	4.00%, 11/15/2049, Call 11/15/2034	591,391
500,000	4.00%, 11/15/2054, Call 11/15/2034	474,759
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	873,382
500,000	3.00%, 07/1/2041, Call 07/1/2031	429,016
5,000	5.00%, 02/15/2045, Call 02/15/2025	5,010
995,000	5.00%, 02/15/2045, Call 02/15/2025	997,189
500,000	4.00%, 07/1/2048, Call 07/1/2031	474,061
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,633,931
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	951,329
1,105,000	5.00%, 03/15/2056, Call 09/15/2034	1,182,866
355,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	368,061
	New York State Urban Development Corp.
1,000,000	4.00%, 03/15/2038, Call 09/15/2031	1,017,474
3,000,000	5.00%, 03/15/2063, Call 09/15/2033	3,164,042
	New York Transportation Development Corp.
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,557,671
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	2,383,533
3,000,000	5.00%, 07/1/2046, Call 02/3/2025[3]	2,999,906
1,620,000	5.00%, 6/30/2049, Call 6/30/2031[3]	1,669,454
1,250,000	5.25%, 01/1/2050, Call 02/3/2025[3]	1,249,979
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,605,353
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[3]	1,972,343
1,000,000	5.50%, 06/30/2060, Call 06/30/2033[3]	1,048,987
1,220,000	New York Transportation Development Corp., AGC, 5.25%, 12/31/2054, Call 12/31/2034[3]	1,294,916
1,315,000	New York Transportation Development Corp., AGM, 5.50%, 06/30/2044, Call 06/30/2031[3]	1,409,292
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	235,456
500,000	5.00%, 07/1/2045, Call 07/1/2025	500,450

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	$1,258,409
	Port Authority of New York & New Jersey
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,568,610
4,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	4,203,625
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,399,591
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	314,980
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	993,115
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,087,772
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,513,072
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,097,222
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,070,096
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,083,719
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	893,040
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	564,704
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	776,253
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	285,522
		83,044,042
	NORTH CAROLINA — 0.3%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,086,476
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,070,531
	North Carolina Housing Finance Agency
735,000	3.85%, 07/1/2038, Call 07/1/2027	717,518
415,000	4.00%, 07/1/2048, Call 07/1/2027	415,268
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	621,017
		3,910,810
	NORTH DAKOTA — 0.4%
1,000,000	City of Horace, 5.00%, 05/1/2050, Call 05/1/2033	1,016,227
300,000	County of Burleigh, 4.38%, 04/15/2026	297,967
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,003,369
1,185,000	North Dakota Housing Finance Agency, 3.00%, 01/1/2052, Call 07/1/2030	1,160,203
		4,477,766
	OHIO — 1.4%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,775,105
435,000	City of Akron, 5.00%, 12/1/2026	440,452
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	2,011,697

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	$955,223
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	715,692
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,144,575
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	2,012,208
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,910,680
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	499,960
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,393,431
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,399,729
995,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	980,923
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,064,658
		17,304,333
	OKLAHOMA — 0.5%
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,021,161
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,027,142
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,014,939
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,823,425
1,000,000	Oklahoma Water Resources Board, OK CERF, 4.00%, 04/1/2048, Call 04/1/2033	970,170
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	570,099
		6,426,936
	OREGON — 0.6%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	985,800
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,001,895
45,000	5.00%, 10/1/2046, Call 10/1/2026	46,443
720,000	5.00%, 10/1/2046, Call 10/1/2026	715,352
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	444,872
4,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	4,257,310
		7,451,672
	PENNSYLVANIA — 3.0%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	1,620,116
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,745,340

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	$286,566
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 01/24/2025	95,104
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	260,002
200,000	5.25%, 05/1/2042, Call 05/1/2031[4]	202,998
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	969,612
1,825,000	Commonwealth Financing Authority, 5.00%, 06/1/2034, Call 06/1/2028	1,910,596
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	996,681
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	360,505
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	948,044
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	266,374
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	671,105
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	292,269
300,000	10.00%, 12/1/20404 5	288,012
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	938,797
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	952,869
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	527,428
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,622,622
	Pennsylvania Higher Educational Facilities Authority
1,500,000	5.25%, 11/1/2044, Call 11/1/2034	1,617,058
1,000,000	5.50%, 11/1/2054, Call 11/1/2034	1,086,952
3,100,000	3.75%, 11/1/2061, Call 01/3/2025[1]	3,100,000
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,979,416
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,078,375
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,102,771
500,000	5.00%, 12/1/2041, Call 06/1/2026	507,108
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,042,589
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	966,537
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,025,248
500,000	5.25%, 12/1/2052, Call 12/1/2032	540,107
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	844,675
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	877,623

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	$1,105,954
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	988,861
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,165
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,008,340
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	874,825
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	278,317
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 01/24/2025	498,981
		37,483,942
	PUERTO RICO — 0.7%
	Commonwealth of Puerto Rico
30,777	5.38%, 07/1/2025	30,960
61,305	5.63%, 07/1/2027	63,555
1,060,310	5.63%, 07/1/2029	1,130,096
1,558,579	5.75%, 07/1/2031	1,705,680
55,548	4.00%, 07/1/2033, Call 07/1/2031	54,755
71,485	0.00%, 07/1/2033, Call 07/1/2031	48,450
49,930	4.00%, 07/1/2035, Call 07/1/2031	48,726
42,853	4.00%, 07/1/2037, Call 07/1/2031	41,373
229,812	0.00%, 11/1/2043[1]	141,047
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 02/3/2025[5]	915,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
625,000	4.33%, 07/1/2040, Call 07/1/2028	617,261
4,300,000	5.00%, 07/1/2058, Call 07/1/2028	4,292,231
		9,089,134
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,547,575
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	591,041
500,000	Rhode Island Housing & Mortgage Finance Corp., GNMA, 5.00%, 04/1/2049, Call 04/1/2033	518,655
		2,657,271
	SOUTH CAROLINA — 1.0%
1,000,000	Charleston County Airport District, 5.25%, 07/1/2049, Call 07/1/2034[3]	1,067,527
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,017,703
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	538,615

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
	South Carolina Jobs-Economic Development Authority
$500,000	6.00%, 02/1/2035, Call 02/3/20253 4 5	$50,000
250,000	5.50%, 11/15/2044, Call 11/15/2034	263,898
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,049,515
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,664,288
730,000	5.00%, 12/1/2055, Call 06/1/2025	730,617
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,020,515
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,065,670
		12,468,348
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,243,317

	TENNESSEE — 0.8%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
1,000,000	5.25%, 05/1/2053, Call 05/1/2033	1,066,679
2,000,000	4.00%, 10/1/2054, Call 10/1/2034	1,939,099
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,075,580
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[3]	1,095,637
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[3]	1,056,800
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,502,599
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,068,331
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,028,382
		9,833,107
	TEXAS — 6.9%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	80,814
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	321,489
1,015,000	Board of Regents of the University of Texas System, 4.00%, 08/15/2054, Call 08/15/2033	973,895
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	995,644
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,047,266
	Central Texas Turnpike System
2,310,000	5.00%, 08/15/2038, Call 08/15/2034	2,573,444
900,000	5.00%, 08/15/2042, Call 08/15/2034	980,274

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	$1,096,366
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,016,106
500,000	City of Beaumont Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	525,306
1,000,000	City of Corpus Christi Utility System Revenue, 5.00%, 07/15/2049, Call 07/15/2034	1,070,148
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,376,347
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,015,299
1,000,000	City of El Paso Water & Sewer Revenue, 5.25%, 03/1/2049, Call 03/1/2033	1,075,424
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,269,485
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	236,547
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,009,382
	City of Houston Airport System Revenue
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	751,517
1,000,000	5.50%, 07/15/2039, Call 07/15/2034[3]	1,056,175
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,396,556
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[3]	1,109,984
1,000,000	City of Pflugerville, 4.00%, 08/1/2049, Call 08/1/2032	951,763
1,000,000	City of San Antonio Electric & Gas Systems Revenue, 5.25%, 02/1/2049, Call 08/1/2034	1,090,864
1,000,000	City of San Antonio TX Electric & Gas Systems Revenue, 5.25%, 02/1/2054, Call 02/1/2035	1,091,451
960,000	City of Uhland, 5.50%, 09/1/2055, Call 09/1/2032[4]	959,755
1,650,000	City of Waco, 5.25%, 02/1/2054, Call 02/1/2034	1,788,544
	Clifton Higher Education Finance Corp.
100,000	4.40%, 12/1/2047, Call 02/3/2025	92,073
1,500,000	4.60%, 12/1/2049, Call 02/3/2025	1,406,177
1,000,000	Conroe Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	954,030
1,000,000	County of Harris Toll Road Revenue, 4.00%, 08/15/2045, Call 08/15/2030	976,619
1,000,000	Dallas Fort Worth International Airport, 5.00%, 11/1/2029[3]	1,061,922
1,000,000	Dallas Independent School District, PSF, 3.00%, 02/15/2028, Call 02/15/2025	996,527
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,063,678
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,269,356
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,045,267
1,500,000	Greater Texoma Utility Authority, AGM, 4.25%, 10/1/2053, Call 10/1/2032	1,464,668
	Harris County Cultural Education Facilities Finance Corp.
1,375,000	5.00%, 07/1/2035, Call 07/1/2034	1,544,846
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,003,020

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Harris County Flood Control District
$750,000	4.00%, 09/15/2043, Call 09/15/2033	$742,387
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	969,154
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,143,985
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	1,004,833
1,000,000	Lamar Consolidated Independent School District, AGM, 5.50%, 02/15/2058, Call 02/15/2033	1,096,450
840,000	Lower Colorado River Authority, 5.25%, 05/15/2048, Call 05/15/2033	907,450
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 01/24/20253 4	498,391
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	1,006,502
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 07/1/2025[5]	2,505,000
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	385,391
1,500,000	5.00%, 04/1/2046, Call 01/24/2025	1,500,050
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,232,457
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	503,897
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	962,714
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	935,318
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20323 4	255,083
1,000,000	4.00%, 01/1/2050, Call 02/3/20253 4	836,871
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,050,602
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 02/3/2025[5]	460,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	300,069
1,365,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,371,314
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,029,679
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,072,825
500,000	State of Texas, 5.50%, 08/1/2031, Call 08/1/2026[3]	516,305
	Tarrant County Cultural Education Facilities Finance Corp.
1,400,000	5.00%, 07/1/2043, Call 01/1/2029	1,449,328
500,000	5.50%, 11/15/2047, Call 11/15/2032	550,198
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,442,350
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	561,877

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$575,000	6.25%, 12/15/2026	$594,042
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/1/2055, Call 07/1/2033[1]	1,064,678
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	491,261
2,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	2,029,048
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,054,902
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	545,207
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,508,690
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,027,075
500,000	5.00%, 10/15/2047, Call 10/15/2032	532,569
	Town of Westlake
50,000	5.50%, 09/1/2025	49,934
175,000	6.13%, 09/1/2035, Call 09/1/2025	175,124
1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	955,426
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,206,739
		85,263,203
	UTAH — 0.4%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	977,350
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 02/3/2025	1,426,713
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 06/1/2054, Call 06/1/2029[4]	502,988
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,019,297
	Utah Charter School Finance Authority
500,000	4.50%, 07/15/2027[4]	495,979
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	468,072
		4,890,399
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,021,153

	VIRGINIA — 0.8%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	450,450
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,006,317
	Fairfax County Industrial Development Authority
1,000,000	5.00%, 05/15/2051, Call 05/15/2034	1,074,423
1,000,000	4.13%, 05/15/2054, Call 05/15/2034	968,790

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 02/3/2025[3]	$30,003
	Hampton Roads Transportation Accountability Commission
500,000	5.00%, 07/1/2054, Call 07/1/2034	537,093
1,000,000	5.50%, 07/1/2057, Call 01/1/2028	1,077,718
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,110,448
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	459,067
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	473,989
500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	516,504
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,756,500
1,000,000	5.00%, 12/31/2056, Call 06/30/2027[3]	1,002,074
		10,463,376
	WASHINGTON — 2.3%
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,352,553
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	258,849
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,253,565
1,560,000	King County School District No. 406 Tukwila, School Bond Gty, 4.00%, 12/1/2031, Call 06/1/2026	1,574,676
20,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	20,060
700,000	Pierce County School District No. 10 Tacoma, School Bond Gty, 5.00%, 12/1/2048, Call 12/1/2034	758,846
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,535,828
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,582,061
330,000	5.00%, 06/1/2048, Call 06/1/2034[3]	346,003
	Port of Seattle WA
750,000	5.25%, 07/1/2041, Call 07/1/2034[3]	812,474
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[3]	1,612,184
1,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	1,054,009
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,469,895
	State of Washington
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,787,864
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,565,593
150,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 01/21/2025	148,906
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	981,433

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	Washington Health Care Facilities Authority
$500,000	5.00%, 08/15/2032, Call 08/15/2027	$513,117
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,820,742
500,000	5.00%, 08/1/2038, Call 08/1/2029	523,597
1,000,000	5.00%, 10/1/2041, Call 02/3/2025	1,001,983
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	984,650
1,000,000	5.00%, 07/1/2058, Call 07/1/2028	1,017,269
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,085,188
748,978	Washington State Housing Finance Commission, 4.08%, 03/20/2040[1]	716,462
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,024,105
		28,801,912
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,016,742
750,000	West Virginia Hospital Finance Authority, 6.00%, 09/1/2048, Call 09/1/2033	840,453
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,045,829
		2,903,024
	WISCONSIN — 1.5%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	979,267
	Public Finance Authority
415,000	4.00%, 07/1/2027, Call 02/3/2025	411,509
2,000,000	4.30%, 11/1/2030, Call 05/1/2026[3]	2,000,666
500,000	5.75%, 02/1/2035, Call 02/3/2025	501,061
535,000	5.00%, 07/1/2037, Call 02/3/2025	535,057
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,019,428
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	471,947
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	509,693
500,000	5.00%, 02/1/2042, Call 02/1/2032	509,240
1,000,000	5.00%, 07/1/2042, Call 02/3/2025[3]	990,841
165,000	6.00%, 07/15/2042, Call 01/24/2025	165,118
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	450,437
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,003,175
345,000	6.38%, 01/1/2048, Call 01/1/20284 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	511,832
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	136,473
500,000	5.00%, 06/15/2064, Call 06/15/2032	502,562
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	218

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,085	0.00%, 01/1/20474 5	$198
7,034	0.00%, 01/1/20484 5	186
6,984	0.00%, 01/1/20494 5	173
6,882	0.00%, 01/1/20504 5	158
7,540	0.00%, 01/1/20514 5	164
7,490	0.00%, 01/1/20524 5	151
7,388	0.00%, 01/1/20534 5	141
7,338	0.00%, 01/1/20544 5	131
7,237	0.00%, 01/1/20554 5	122
7,135	0.00%, 01/1/20564 5	114
7,085	0.00%, 01/1/20574 5	107
6,984	0.00%, 01/1/20584 5	99
6,933	0.00%, 01/1/20594 5	94
6,882	0.00%, 01/1/20604 5	87
6,781	0.00%, 01/1/20614 5	81
6,730	0.00%, 01/1/20624 5	76
6,629	0.00%, 01/1/20634 5	71
6,579	0.00%, 01/1/20644 5	67
6,528	0.00%, 01/1/20654 5	62
6,427	0.00%, 01/1/20664 5	57
83,706	0.00%, 01/1/20674 5	669
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	533,349
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,023,290
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,076,357
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	187,583
	Wisconsin Health & Educational Facilities Authority
1,000,000	4.00%, 12/1/2046, Call 12/1/2031	949,939
1,125,000	5.00%, 10/1/2054, Call 07/1/2034[1]	1,225,804
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	986,951
		18,840,055
	WYOMING — 0.1%
1,005,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	987,122
	TOTAL MUNICIPAL BONDS
	(Cost $914,534,582)	904,615,404

Number of Shares
	EXCHANGE-TRADED FUNDS — 11.1%
1,290,559	iShares National Muni Bond ETF	137,509,061
14,200	VanEck CEF Muni Income ETF	305,398
		137,814,459
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $137,026,006)	137,814,459

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS — 0.7%
10,127	BlackRock Long-Term Municipal Advantage Trust	$98,839
783	BlackRock MuniAssets Fund, Inc.	8,644
2,680	BlackRock Municipal Income Fund, Inc.	32,482
1,273	BlackRock Municipal Income Trust - Class USD INC	12,552
14,824	BlackRock MuniHoldings Fund, Inc.	172,996
1,410	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	15,609
4,548	BlackRock MuniHoldings Quality Fund II, Inc.	45,480
44,117	BlackRock MuniVest Fund, Inc.	310,584
10,448	BlackRock MuniYield Quality Fund II, Inc.	103,017
26,617	BlackRock MuniYield Quality Fund, Inc.	306,628
54,677	BNY Mellon Municipal Income, Inc.	388,207
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	740,374
34,014	BNY Mellon Strategic Municipals, Inc.	205,445
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	128,344
66,923	DWS Municipal Income Trust	632,422
444	Eaton Vance Municipal Bond Fund	4,600
34,009	Invesco Advantage Municipal Income Trust II	297,239
5,070	Invesco Municipal Income Opportunities Trust	29,913
26,598	Invesco Municipal Opportunity Trust	258,533
29,760	Invesco Municipal Trust	291,946
10,700	Invesco Quality Municipal Income Trust	105,502
20,110	Invesco Trust for Investment Grade Municipals	203,111
12,605	Invesco Value Municipal Income Trust	149,873
13,218	Neuberger Berman Municipal Fund, Inc.	136,806
21,563	Nuveen AMT-Free Municipal Credit Income Fund	264,362
21,738	Nuveen AMT-Free Quality Municipal Income Fund	245,205
20,085	Nuveen California Quality Municipal Income Fund	226,760
36,371	Nuveen Municipal Credit Income Fund	442,635
51	Nuveen New York AMT-Free Quality Municipal Income Fund	533
15,085	Nuveen Quality Municipal Income Fund	175,891
18,314	PIMCO Municipal Income Fund III	134,791
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	313,461
113,738	Pioneer Municipal High Income Fund, Inc.	1,053,214
86,507	Western Asset Managed Municipals Fund, Inc.	882,371
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $10,334,032)	8,418,369
	PRIVATE FUNDS[7] — 10.5%
	MacKay Municipal Credit Opportunities Fund, LP* 8	30,276,331

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	PRIVATE FUNDS (Continued)
	MacKay Municipal Opportunities Fund, LP* 9	$99,893,893
	TOTAL PRIVATE FUNDS
	(Cost $102,657,836)	130,170,224
	SHORT-TERM INVESTMENTS — 3.7%
38,825,398	BlackRock MuniCash - Institutional Shares, 3.38%[10]	38,829,280
7,395,738	JPMorgan Prime Money Market Fund - Institutional Shares, 4.46%[10]	7,398,696
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,227,894)	46,227,976

	TOTAL INVESTMENTS — 98.9%
	(Cost $1,210,780,350)	1,227,246,432
	Other assets less liabilities — 1.1%	13,612,403
	TOTAL NET ASSETS — 100.0%	$1,240,858,835

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Security may be exempt from Alternative Minimum Tax.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of December 31, 2024, the aggregate fair value of these investments is $51,511,359 or 4.2% of the Fund’s net assets.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2024, the aggregate fair value of these investments is $130,170,224 or 10.5% of the Fund's net assets.
[8]	The investment was acquired on 3/1/2016. The cost is $20,752,111.
[9]	The investment was acquired on 3/1/2016. The cost is $81,905,725.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

GNMA — Government National Mortgage Association

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 86.0%
	CORE — 78.1%
4,250,191	DoubleLine Total Return Bond Fund - I Class	$36,849,156
3,343,416	Metropolitan West Total Return Bond Fund - Plan Class	27,817,221
4,228,423	PIMCO Income Fund - Institutional Class	44,483,011
2,129,344	River Canyon Total Return Bond Fund - Institutional Class	21,293,442
9,317,461	Vanguard Total Bond Market Index Fund - Institutional Class [1]	88,329,527
		218,772,357
	OPPORTUNISTIC — 7.9%
1,010,142	GMO Emerging Country Debt Fund, Class VI	19,748,281
417,701	Vanguard High-Yield Corporate Fund - Admiral Shares	2,263,938
		22,012,219
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $258,282,896)	240,784,576
	EXCHANGE-TRADED FUND — 5.2%
	OPPORTUNISTIC — 5.2%
263,109	Vanguard Long-Term Treasury ETF	14,563,083
	TOTAL EXCHANGE-TRADED FUND
	(Cost $15,536,936)	14,563,083
	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 2.9%
	OPPORTUNISTIC — 2.9%
319,615	TPG Twin Brook Capital Income Fund - I Class	8,104,511
	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $8,131,716)	8,104,511
	PRIVATE FUND[2] — 3.0%
	OPPORTUNISTIC — 3.0%
	AG Direct Lending Fund IV Annex, LP* [3]	8,452,840
	TOTAL PRIVATE FUND
	(Cost $5,958,889)	8,452,840
	SHORT-TERM INVESTMENT — 2.8%
7,844,332	JPMorgan Prime Money Market Fund - Institutional Shares, 4.46%[4]	7,847,470
	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,847,161)	7,847,470

	TOTAL INVESTMENTS — 99.9%
	(Cost $295,757,598)	279,752,480
	Other assets less liabilities — 0.1%	289,758
	TOTAL NET ASSETS — 100.0%	$280,042,238

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2024, the aggregate fair value of these investments is $8,452,840 or 3.0% of the Fund's net assets.
[3]	The investment was acquired on 4/8/2022. The cost is $5,958,889.
[4]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership